Concentration of major customers and suppliers (Details Narrative)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Major Supplier One [Member]
Major purchase percent	36.00%	24.00%	14.00%
Advances to suppliers	42.00%	28.00%
Major Supplier Two [Member]
Major purchase percent	35.00%	22.00%
Advances to suppliers	30.00%	20.00%
Major Supplier Three [Member]
Major purchase percent	20.00%	16.00%
Advances to suppliers	29.00%	20.00%
Major Supplier Four [Member]
Advances to suppliers		17.00%
Major Supplier Five [Member]
Advances to suppliers		15.00%
Major Customer One [Member]
Sale percent	68.00%	55.00%	41.00%
Accounts receivable percent	99.70%	98.00%
Major Customer Two [Member]
Sale percent	22.00%		12.00%